Share capital and other reserves - Movements in reserves (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Balance at the beginning	£ 61,561	£ (938)
Cumulative translation differences		(85)
Issuance of warrants to American, Avolon and Virgin (note 21)	1,010	111,611
Share acquisition		50,740
Capital reorganization (note 7)		74,265
Balance at the end	62,326	61,561
Share premium.
Balance at the beginning	248,354	0
Issuance of warrants to American, Avolon and Virgin (note 21)		103,053
Capital reorganization (note 7)		74,265
PIPE investment		71,036
Balance at the end	249,103	248,354
Other reserves
Balance at the beginning	63,314	4,117
Issuance of Z-Shares to American (note 7)		16,739
Debt to equity conversion of related party loan (note 27)		9,000
Debt to equity conversion of Microsoft and Rocket loan		25,000
Transfer of intergroup share capital		(15)
Cumulative translation differences		(85)
Issuance of warrants to American, Avolon and Virgin (note 21)	1,010	8,558
Share acquisition		50,724
Balance at the end	£ 80,271	£ 63,314